Associates and joint ventures - Summary of Aggregated Financial Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial information of associates and joint ventures [line items]
Profit for the year	£ 5,308	£ 15,621	£ 5,096
Share of other comprehensive income/(expense)	(317)	(831)	(337)
Share of total comprehensive income/(expense)	4,991	14,790	4,759
Other associates
Disclosure of financial information of associates and joint ventures [line items]
Profit for the year	(5)	(2)	0
Share of other comprehensive income/(expense)	7	(9)	28
Share of total comprehensive income/(expense)	£ 2	£ (11)	£ 28